Segment reporting - Geographic makeup of the Company's revenues (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment reporting
Revenue	$ 1,181	$ 1,045	$ 8,172	$ 4,099	$ 4,652	$ 4,633	$ 3,752
Canada
Segment reporting
Revenue					4,512	4,212	3,032
China
Segment reporting
Revenue					$ 140	236	442
Other
Segment reporting
Revenue						$ 185	$ 278